Other Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Other Accrued Expenses

10. OTHER ACCRUED EXPENSES

Other accrued expenses at December 31, 2013 and 2012, consisted of the following:

	2013	2012
Accrued property taxes	$2,113	$1,974
Accrued interest	2,636	3,877
Note payable	—	3,000
Self-insurance reserve	7,800	7,800
Other	2,715	2,699

Total other accrued expenses	$15,264	$19,350

In 2013, the Company paid $3,000 related to a note payable due on September 1, 2013 for the Company’s November 2012 acquisition of Knott’s Soak City, a stand-alone Southern California water park, from an affiliate of Cedar Fair L.P.